Annual Total Returns - AMG River Road Mid Cap Value Fund (CLASS I SHARES, CLASS N SHARES and Class Z Shares For Participants) [BarChart] - AMG River Road Mid Cap Value Fund - CLASS N SHARES For Participants
May 24, 2021
Bar Chart Table:
Annual Return 2011	(6.55%)
Annual Return 2012	16.44%
Annual Return 2013	44.49%
Annual Return 2014	9.73%
Annual Return 2015	(10.37%)
Annual Return 2016	24.06%
Annual Return 2017	11.52%
Annual Return 2018	(18.58%)
Annual Return 2019	15.46%
Annual Return 2020	3.87%